Expense Example, No Redemption - PUTNAM MORTGAGE SECURITIES FUND - Class C Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 170
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	907
Expense Example, No Redemption, 10 Years	$ 1,777